Retirement Benefit and Other Post-retirement Obligations - Summary of Principal Assumptions Used for UK Group Plan and US PRMB (Detail)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Expected rate of increase in salaries	3.80%
UK Group plan [member]
Disclosure of defined benefit plans [line items]
Inflation	3.30%	3.20%	3.30%
Rate used to discount plan liabilities	2.80%	2.50%	2.50%
Expected rate of increase in salaries	3.80%	3.70%	3.80%
Other plans [member]
Disclosure of defined benefit plans [line items]
Inflation	1.60%	1.60%	1.60%
Rate used to discount plan liabilities	4.00%	3.00%	3.80%
Expected rate of increase in salaries	2.90%	3.00%	3.00%
PRMB [member]
Disclosure of defined benefit plans [line items]
Inflation	1.50%	1.50%	1.50%
Rate used to discount plan liabilities	4.10%	3.00%	3.90%
Expected rate of increase in salaries	3.00%	3.00%	3.00%
Bottom of range [member] | UK Group plan [member]
Disclosure of defined benefit plans [line items]
Expected rate of increase for pensions in payment and deferred pensions	2.10%	2.10%	2.20%
Top of range [member] | UK Group plan [member]
Disclosure of defined benefit plans [line items]
Expected rate of increase for pensions in payment and deferred pensions	5.10%	5.10%	5.10%
Initial rate of increase in healthcare rate [member] | PRMB [member]
Disclosure of defined benefit plans [line items]
Rate of increase in healthcare rate	7.00%	6.50%	6.80%
Ultimate rate of increase in healthcare rate [member] | PRMB [member]
Disclosure of defined benefit plans [line items]
Rate of increase in healthcare rate	5.50%	5.00%	5.00%